Significant Accounting Policies - Schedule of Diluted Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SPAC Warrants [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares		17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares			729,167
February 2021 Warrants [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	53,900,000,000	3,815,929,150	2,269,473,600
December 2021 Warrants [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	3,571,430,000	252,844,550	150,375,950
Series H Warrant [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	657,900	657,900	657,900
Series I Warrants [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	442,500	442,500
Series J Warrant [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	200,892,500	200,892,900
Series K Warrant [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	500,392,500
Series L Warrant [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	351,562,500
September 2023 Convertible Debenture [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares			2,000,000
January 2024 Convertible Debenture [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares		40,000
August 2024 Convertible Debenture [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares		267,857,143
June 2025 Secured Convertible Debenture [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	9,821,427,500
July 2025 Secured Convertible Debenture [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	2,678,572,500
December 2025 Secured Convertible Debenture [Member]
Schedule of Diluted Loss Per Ordinary Share [Line Items]
Antidilutive Securities shares	120,714,262,500